General (Details) - USD ($)				6 Months Ended
	Jun. 14, 2024	Apr. 01, 2024	Dec. 26, 2023	Jun. 30, 2024	Dec. 31, 2023
General [Line Items]
Purchase price of per share	$ 1.3
Pre funded warrant, per share			$ 0.001
Exercise price of per share			$ 1.28
Additional offering costs			$ 454,000
Aggregate percentage				7.00%
Share issued to underwriter				18,438,917	15,652,176
Proceeds from offering	$ 3,102,000
Additional offering costs	$ 343
Ordinary shares percentage	7.00%
Issuance costs	$ 202
Incurred accumulated losses			$ 61,800,000
June Placement Agent Warrants [Member]
General [Line Items]
Share issued to underwriter			212,188
Issuance cost to underwriter			$ 131,000
Pre-Funded Warrants [Member]
General [Line Items]
Ordinary shares	1,709,760
Purchase price of per share	$ 1.3
Pre funded warrant, per share	$ 0.001
Aggregate proceeds			3,424,000
Purchase Agreement with Two Investors [Member]
General [Line Items]
Ordinary shares		1,339,285
Purchase price of per share		$ 1.232
Proceeds from offering		$ 1,651
December Offering [Member]
General [Line Items]
Aggregate proceeds			$ 3,424,000
Common Stock [Member]
General [Line Items]
Ordinary shares			1,375,000	2,280,826
Purchase price of per share			$ 1.28
Pre-Funded Warrants [Member]
General [Line Items]
Ordinary shares	941,541		1,656,250
Purchase price of per share	$ 1.3		$ 1.28
Pre-Funded Warrants [Member] | Warrant [Member]
General [Line Items]
Ordinary shares			3,031,250
June Placement Agent Warrants [Member]
General [Line Items]
Ordinary shares	185,591